Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies (Details) [Line Items]
Original amount	$ 19
Weighted average remaining lease term	1 year 4 months 17 days	4 months 20 days
Rental expense	$ 426,152	$ 312,675	$ 307,864
Lease liabilities	$ 480,636	$ 350,934	$ 371,886
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Operating leases discount rates	4.75%
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Operating leases discount rates	4.90%